Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligations, Noncurrent	$ 0	$ 2,923
Pension liabilities	6,594	6,194
Freight tax provisions (note 17)	47,813	42,477	$ 46,956	$ 51,562
Office lease liability – long-term (note 1)	40,432	26,858
Other	786	1,380
Other long-term liabilities (note 6)	63,957	63,511
Office Building [Member]
Office lease liability – long-term (note 1)	$ 8,764	$ 10,537